Recapitalization (Tables)	12 Months Ended
Dec. 31, 2024
Recapitalization [Abstract]
Schedule of Consolidated Statement of Changes in Stockholders’ Deficit

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	$241,329
Less: transaction expenses paid	(241,329)
Net proceeds from the Business Combination	—
Less: recognition of SPAC closing balance sheet	(762,710)
Reverse recapitalization, net	$(762,710)

Schedule of Number of Shares of Common Stock issued immediately following the consummation of the Business Combination

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

EFHAC Class A common stock, outstanding prior to the Business Combination	287,500
Less: Redemption of EFHAC Class A common stock	(286,939)
Class A common stock of EFHAC	561
EFHAC public rights shares outstanding	35,938
EFHAC founder shares outstanding	71,875
EFHAC private shares outstanding	6,438
EFHAC private rights shares outstanding	805
EFHAC shares issued to EF Hutton (underwriter) (1)	18,750
Business Combination shares	134,367
ECD Shares	662,500
Common Stock immediately after the Business Combination	796,867
(1)	Excludes 625 shares granted to Ben Piggott which were issued in January 2024, and recorded as a share issuance liability in other payable on the consolidated balance sheet at December 31, 2023.

Schedule of Number of ECD Shares	The number of ECD shares was determined as follows:
	ECD Shares	ECD Shares after conversion ratio
Class A Common Stock (before Defender SPV shares)	3	600,000